Summary of Significant Accounting Policies - Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Operations and Comprehensive Loss (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Operating costs and expenses:
Cost of sales				¥ (20,285)
Selling expenses	¥ (77,120)	$ (10,764)	¥ (76,733)	(60,560)
Total operating costs and expenses	(1,031,259)	(143,957)	(1,000,263)	(173,244)
Loss from operations	(691,341)	(96,508)	(463,461)	(58,804)
Net loss and net loss attributable to shareholders	¥ (195,963)	$ (27,357)	¥ (289,670)	(43,577)
As reported [Member]
Operating costs and expenses:
Cost of sales				(16,136)
Selling expenses				(64,709)
Total operating costs and expenses				(173,244)
Loss from operations				(58,804)
Net loss and net loss attributable to shareholders				(43,577)
Adjustment [Member]
Operating costs and expenses:
Cost of sales				(4,149)
Selling expenses				4,149
Total operating costs and expenses
Loss from operations
Net loss and net loss attributable to shareholders